CONSOLIDATED SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value

Communication Services

Integrated Telecommunication Services – 0.9%
Deutsche Telekom AG, Registered Shares(A)	388		$6,463

Total Communication Services - 0.9%			6,463

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.3%
adidas AG(A)	28		8,909

Auto Parts & Equipment – 1.1%
Aptiv plc	86		7,897

Automobile Manufacturers – 0.5%
Subaru Corp.(A)(B)	180		3,493

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(C)	70		6,418

Internet & Direct Marketing Retail – 3.0%
Amazon.com, Inc.(C)	7		21,405

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(C)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(C)(D)(E)(F)	32		—*
Media Group Holdings LLC, Series T(C)(D)(E)(F)	4		—

			—*

Total Consumer Discretionary - 6.8%			48,122

Consumer Staples

Distillers & Vintners – 0.7%
Pernod Ricard S.A.(A)	33		5,248

Household Products – 1.1%
Procter & Gamble Co. (The)	57		7,967

Hypermarkets & Super Centers – 1.0%
Wal-Mart Stores, Inc.	53		7,469

Packaged Foods & Meats – 1.0%
Nestle S.A., Registered Shares(A)	57		6,780

Personal Products – 1.1%
Unilever N.V., Certicaaten Van Aandelen(A)	125		7,584

Total Consumer Staples - 4.9%			35,048

Energy

Oil & Gas Exploration & Production – 0.5%
Canadian Natural Resources Ltd.	215		3,435

Oil & Gas Refining & Marketing – 1.8%
Reliance Industries Ltd.(A)	409		12,409
Reliance Industries Ltd.(A)	27		500

			12,909

Total Energy - 2.3%			16,344

Financials

Consumer Finance – 1.4%
ORIX Corp.(A)	805	10,055

Diversified Banks – 1.2%
BNP Paribas S.A.(A)	148	5,353
UniCredit S.p.A.(A)	420	3,468

		8,821

Investment Banking & Brokerage – 0.7%
Morgan Stanley	105	5,082

Life & Health Insurance – 2.5%
AIA Group Ltd.(A)	885	8,797
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	914	9,487

		18,284

Mortgage REITs – 1.1%
AGNC Investment Corp.	584	8,120

Other Diversified Financial Services – 0.7%
Citigroup, Inc.	121	5,224

Thrifts & Mortgage Finance – 0.8%
Housing Development Finance Corp. Ltd.(A)	240	5,690

Total Financials - 8.4%		61,276

Health Care

Biotechnology – 1.5%
Genmab A.S.(A)(C)	14	5,016
Sarepta Therapeutics, Inc.(C)	40	5,574

		10,590

Health Care Equipment – 2.8%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	144	6,817
Masimo Corp.(C)	23	5,537
Zimmer Holdings, Inc.	56	7,606

		19,960

Managed Health Care – 0.8%
Anthem, Inc.	22	5,789

Pharmaceuticals – 3.1%
GlaxoSmithKline plc(A)	343	6,428
Merck & Co., Inc.	83	6,865
Merck KGaA(A)	61	8,865

		22,158

Total Health Care - 8.2%		58,497

Industrials

Aerospace & Defense – 1.7%
Airbus SE(A)	80	5,824
Northrop Grumman Corp.	20	6,209

		12,033

Construction & Engineering – 1.5%
Larsen & Toubro Ltd.(A)	352	4,320
Vinci(A)	72	6,047

		10,367

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	39	5,874

Electrical Components & Equipment – 1.0%
Schneider Electric S.A.(A)	60	7,422

Environmental & Facilities Services – 0.7%
Waste Management, Inc.	46	5,255

Industrial Machinery – 1.3%
Ingersoll-Rand, Inc.(C)	263	9,358

Railroads – 2.5%
Kansas City Southern	41	7,373
Union Pacific Corp.	53	10,374

		17,747

Trading Companies & Distributors – 1.0%
Ferguson plc(A)	70	7,071

Total Industrials - 10.5%		75,127

Information Technology

Application Software – 3.6%
Adobe, Inc.(C)	28	13,788
Intuit, Inc.	36	11,689

		25,477

Data Processing & Outsourced Services – 3.4%
Fiserv, Inc.(C)	95	9,836
Visa, Inc., Class A	72	14,313

		24,149

Electronic Equipment & Instruments – 1.2%
Keyence Corp.(A)	19	8,742

Internet Services & Infrastructure – 0.7%
VeriSign, Inc.(C)	22	4,583

IT Consulting & Other Services – 0.7%
Garter, Inc., Class A(C)	38	4,740

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares(A)	23	8,532

Semiconductors – 4.2%
QUALCOMM, Inc.	98	11,549
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	1,247	18,767

		30,316

Systems Software – 3.0%
Microsoft Corp.	103	21,587

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	92	10,670
Samsung Electronics Co. Ltd.(A)	162	8,041

		18,711

Total Information Technology - 20.7%		146,837

Materials

Diversified Metals & Mining – 0.2%
Teck Resources Ltd., Class B	128	1,787

Gold – 0.8%
Barrick Gold Corp.	189	5,322

Total Materials - 1.0%		7,109

Utilities

Electric Utilities – 1.2%
E.ON AG(A)	754	8,309

Total Utilities - 1.2%		8,309

TOTAL COMMON STOCKS – 64.9%		$463,132

(Cost: $403,047)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount

Alphabet, Inc., Class C,
Call $1,760.00, Expires 11-20-20	55	6	50
Microsoft Corp.,
Call $235.00, Expires 10-16-20	330	33	7
Teck Resources Ltd., Class B,
Call $17.00, Expires 11-20-20, OTC (Ctrpty: UBS AG)	2,419	242	96
Walmart, Inc.,
Call $155.00, Expires 10-16-20, OTC (Ctrpty: Citibank N.A.)	533	53	8

TOTAL PURCHASED OPTIONS – 0.0%			$161

(Cost: $1,318)

CORPORATE DEBT SECURITIES		Principal

Communication Services

Cable & Satellite – 0.4%
Altice France Holding S.A., 10.500%, 5-15-27(G)		$2,383	2,648

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
2.750%, 6-1-31		652	686
3.650%, 6-1-51		653	659
Consolidated Communications, Inc., 6.500%, 10-1-28(G)		370	377
Frontier Communications Corp.:
7.625%, 4-15-24(H)		2,119	840
6.875%, 1-15-25(H)		6,323	2,396
11.000%, 9-15-25(H)		5,680	2,386
9.000%, 8-15-31(B)(H)		2,119	805
West Corp., 8.500%, 10-15-25(G)		1,500	1,305

			9,454

Interactive Media & Services – 0.1%
Tencent Holdings Ltd., 3.240%, 6-3-50(G)		1,090	1,095

Total Communication Services - 1.8%			13,197

Consumer Discretionary

Automobile Manufacturers – 0.5%
Ford Motor Co., 8.500%, 4-21-23		1,081	1,179
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(G)		1,537	1,543
4.810%, 9-17-30(G)		1,098	1,101

			3,823

General Merchandise Stores – 0.1%
Dollar General Corp., 3.500%, 4-3-30		540	614

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp., 11.500%, 4-1-23(G)	432	484

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6-3-30	1,090	1,113
2.500%, 6-3-50	218	221

		1,334

Leisure Facilities – 0.3%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23(I)	3,642	2,379

Total Consumer Discretionary - 1.2%		8,634

Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
3.500%, 6-1-30	860	978
4.500%, 6-1-50	432	518

		1,496

Tobacco – 0.1%
B.A.T. Capital Corp. (GTD by British American Tobacco plc, B.A.T. Netherlands Finance B.V., B.A.T. International Finance B.V. and Reynolds American, Inc.), 4.906%, 4-2-30	647	763

Total Consumer Staples - 0.3%		2,259

Energy

Integrated Oil & Gas – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 5.600%, 1-3-31	1,090	1,164
Petroleos Mexicanos:
6.490%, 1-23-27(G)	4,223	3,957
6.840%, 1-23-30(G)	822	732
Petronas Capital Ltd.:
3.500%, 4-21-30(G)	432	483
4.550%, 4-21-50(G)	424	539

		6,875

Oil & Gas Exploration & Production – 0.5%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	2,741	1,633
10.125%, 1-15-28	3,064	1,808

		3,441

Oil & Gas Refining & Marketing – 0.2%
Valero Energy Corp., 2.150%, 9-15-27	1,102	1,094

Oil & Gas Storage & Transportation – 0.8%
Energy Transfer Operating L.P.:
6.750%, 5-15-68	3,900	3,003
7.125%, 5-15-68	3,900	3,081

		6,084

Total Energy - 2.4%		17,494

Financials

Diversified Banks – 6.9%
Banco de Credito del Peru, 3.125%, 7-1-30(G)	438	439
Banco Mercantil del Norte S.A., 8.375%, 10-14-68(G)	1,095	1,144
Banco Santander S.A.:
5.375%, 4-17-25(G)	1,134	1,261
2.746%, 5-28-25	654	687
3.490%, 5-28-30	436	475

Bank of New York Mellon Corp. (The), 4.700%, 9-20-68	435	462
Barclays plc:
3.564%, 9-23-35	1,099	1,081
7.875%, 12-29-49	7,618	7,837
8.000%, 9-15-68	2,013	2,144
6.125%, 12-15-68	1,099	1,114
Credit Agricole S.A., 1.907%, 6-16-26(G)	657	672
HSBC Holdings plc:
2.848%, 6-4-31	1,086	1,123
6.875%, 12-29-49	1,089	1,111
ING Groep N.V., 6.875%, 12-29-49	2,681	2,795
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	5,081	5,208
Societe Generale Group, 7.375%, 12-29-49(G)	6,791	6,961
Societe Generale S.A., 3.653%, 7-8-35(G)	2,627	2,641
Standard Chartered plc, 7.500%, 12-29-49(G)	3,731	3,816
UniCredit S.p.A.:
2.569%, 9-22-26(G)	2,200	2,173
5.861%, 6-19-32(G)	3,047	3,244
5.459%, 6-30-35(G)	2,672	2,720

		49,108

Diversified Capital Markets – 1.6%
Credit Suisse Group AG:
2.193%, 6-5-26(G)	654	675
6.375%, 2-21-68(G)	1,232	1,317
7.500%, 6-11-68(G)	2,852	3,109
7.125%, 7-29-68	4,855	5,055
5.250%, 2-11-69(G)	1,099	1,101

		11,257

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 1.850%, 9-15-32	658	656

Investment Banking & Brokerage – 0.1%
Macquarie Bank Ltd., 3.624%, 6-3-30(G)	872	927

Life & Health Insurance – 0.3%
AIA Group Ltd.:
3.375%, 4-7-30(G)	540	606
3.200%, 9-16-40(G)	1,098	1,134

		1,740

Multi-Line Insurance – 0.4%
Athene Holding Ltd., 6.150%, 4-3-30	2,359	2,796

Other Diversified Financial Services – 0.3%
Grupo Aval Ltd., 4.375%, 2-4-30(G)	1,689	1,630
JPMorgan Chase & Co., 2.956%, 5-13-31	332	355

		1,985

Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9-15-23	1,022	1,053

Total Financials - 9.9%		69,522

Health Care

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7-21-23	1,000	956

Total Health Care - 0.1%		956

Industrials

Aerospace & Defense – 1.1%
Boeing Co. (The):
4.875%, 5-1-25	1,083	1,182
5.150%, 5-1-30	1,083	1,213
5.805%, 5-1-50	644	777
Wolverine Escrow LLC:
8.500%, 11-15-24(G)	2,080	1,705
9.000%, 11-15-26(G)	2,081	1,717
13.125%, 11-15-27(G)	2,081	1,457

		8,051

Airlines – 0.1%
Southwest Airlines Co., 5.250%, 5-4-25	542	597

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(G)	611	623

Total Industrials - 1.3%		9,271

Information Technology

Application Software – 0.1%
Block Financial LLC (GTD by H&R Block, Inc.), 3.875%, 8-15-30	922	926

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
3.625%, 5-15-25(G)	326	362
4.375%, 5-15-30(G)	326	381

		743

Semiconductors – 0.5%
Broadcom, Inc.:
4.700%, 4-15-25	541	615
5.000%, 4-15-30	833	982
Microchip Technology, Inc., 4.250%, 9-1-25(G)	545	565
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(G)	1,318	1,293

		3,455

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.400%, 8-20-50	878	879

Total Information Technology - 0.8%		6,003

Materials

Diversified Metals & Mining – 0.5%
Glencore Funding LLC:
1.625%, 9-1-25(G)	1,098	1,086
2.500%, 9-1-30(G)	2,196	2,134

		3,220

Gold – 0.1%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.), 3.750%, 10-1-30	592	604

Steel – 0.4%
CSN Resources S.A., 7.625%, 2-13-23(G)	2,960	3,060

Total Materials - 1.0%		6,884

Real Estate

Industrial REITs – 0.2%
Aircastle Ltd., 5.250%, 8-11-25(G)	1,466	1,434

Total Real Estate - 0.2%		1,434

TOTAL CORPORATE DEBT SECURITIES – 19.0%		$135,654
(Cost: $141,952)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 1.4%
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(G)(J)	1,626	1,633
Ellington Financial Mortgage Trust, Series 2018-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 5.574%, 10-25-58(G)(J)	1,500	1,562
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 4.800%, 1-25-59(G)(J)	1,061	1,082
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26	392	392
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(G)(J)	2,100	2,031
Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 5.311%, 2-25-59(G)(J)	3,432	3,166

		9,866

TOTAL MORTGAGE-BACKED SECURITIES – 1.4%		$9,866

(Cost: $10,290)

OTHER GOVERNMENT SECURITIES(K)

Argentina - 0.9%
Province of Mendoza, 8.375%, 5-19-24	4,362	2,835
Republic of Argentina:
1.000%, 7-9-29	272	124
0.125%, 7-9-30	7,054	2,942
0.125%, 7-9-35	1,318	495

		6,396

Colombia - 0.0%
Republic of Colombia, 3.125%, 4-15-31	327	335

TOTAL OTHER GOVERNMENT SECURITIES – 0.9%		$6,731

(Cost: $8,951)

LOANS(J)

Communication Services

Integrated Telecommunication Services – 0.8%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	6,047	5,473

Total Communication Services - 0.8%		5,473

Consumer Discretionary

Specialty Stores – 0.4%
Staples, Inc. (ICE LIBOR plus 500 bps), 5.251%, 4-12-26	3,088	2,865

Total Consumer Discretionary - 0.4%		2,865

Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	2,818	1,987

Total Energy - 0.3%		1,987

Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	5,269	4,841

Total Financials - 0.7%		4,841

Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	2,798	2,630

Health Care Services – 0.3%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	1,963	1,803

Total Health Care - 0.7%		4,433

Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	5,264	5,137

Total Materials - 0.7%		5,137

TOTAL LOANS – 3.6%		$24,736

(Cost: $27,010)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1-15-43(L)	4,828	749
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 5.998%, 11-15-47(J)(L)	2,762	465
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(L)	2,370	361
4.500%, 5-25-47(L)	1,925	307
5.000%, 3-25-49(L)	1,811	268

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.472%, 6-25-45(J)(L)	3,767	833
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
5.972%, 4-25-45(J)(L)	1,910	478
5.952%, 4-25-46(J)(L)	4,448	872
5.952%, 8-25-46(J)(L)	4,501	918
6.102%, 6-25-48(J)(L)	10,038	2,314

		7,565

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$7,565

(Cost: $7,628)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Notes:
0.625%, 1-15-26	1,129	1,244
0.125%, 7-15-26	2,594	2,812

		4,056

Treasury Obligations - 1.4%
U.S. Treasury Bonds:
2.750%, 8-15-47	6,210	8,060
3.000%, 2-15-49	1,591	2,175

		10,235

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.0%		$14,291

(Cost: $11,409)

BULLION – 6.1%	Troy Ounces

Gold	23	43,708

(Cost: $28,369)

SHORT-TERM SECURITIES	Shares

Money Market Funds(N) - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.040%(M)	4,274	4,274
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	3,344	3,344

		7,618

TOTAL SHORT-TERM SECURITIES – 1.1%		$7,618

(Cost: $7,618)

TOTAL INVESTMENT SECURITIES – 100.1%		$713,462

(Cost: $647,592)

LIABILITIES, NET OF CASH AND OTHER ASSETS(O) – (0.1)%		(958)

NET ASSETS – 100.0%		$712,504

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	All or a portion of securities with an aggregate value of $4,088 are on loan.
(C)	No dividends were paid during the preceding 12 months.
(D)	Restricted securities. At September 30, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,319	$	–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413		–

			$30,732	$	–*

The total value of these securities represented 0.0% of net assets at September 30, 2020.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.
(F)	Securities whose value was determined using significant unobservable inputs.
(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $75,125 or 10.5% of net assets.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(I)	Zero coupon bond.
(J)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(M)	Investment made with cash collateral received from securities on loan.
(N)	Rate shown is the annualized 7-day yield at September 30, 2020.
(O)	Cash of $290 has been pledged as collateral on OTC option contracts.

The following written options were outstanding at September 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Alphabet, Inc., Class C	N/A	Put	55	5	November 2020	$1,480.00	$365	$(494)
	N/A	Call	55	5	November 2020	1,960.00	184	(12)
Amazon.com, Inc.	N/A	Call	30	3	November 2020	3,700.00	221	(196)
Microsoft Corp.	N/A	Call	660	66	October 2020	250.00	370	(6)
Teck Resources Ltd., Class B	UBS AG	Put	2,419	242	November 2020	14.00	261	(318)
	UBS AG	Call	2,419	242	November 2020	23.00	19	(14)
Walmart, Inc.	Citibank N.A.	Call	1,066	107	October 2020	165.00	330	(4)
							$1,750	$(1,044)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$6,463		$—
Consumer Discretionary	35,720	12,402		—*
Consumer Staples	15,436	19,612		—
Energy	3,435	12,909		—
Financials	18,426	42,850		—
Health Care	31,371	27,126		—
Industrials	44,443	30,684		—
Information Technology	102,755	44,082		—
Materials	7,109	—		—
Utilities	—	8,309		—
Total Common Stocks	$258,695	$204,437	$	—*
Purchased Options	57	104		—
Corporate Debt Securities	—	135,654		—
Mortgage-Backed Securities	—	9,866		—
Other Government Securities	—	6,731		—
Loans	—	24,736		—
United States Government Agency Obligations	—	7,565		—
United States Government Obligations	—	14,291		—
Bullion	43,708	—		—
Short-Term Securities	7,618	—		—
Total	$310,078	$403,384		$—

Liabilities
Written Options	$214	$830		$—

During the period ended September 30, 2020, securities totaling $4,938 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2020 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets

Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$712,504	$43,911	6.16%

Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	712,504	26	0.00

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$647,592

Gross unrealized appreciation	144,439

Gross unrealized depreciation	(78,569)

Net unrealized appreciation	$65,870